Business Combinations (Details) - Schedule of estimated fair value of the identifiable assets and liabilities - USD ($) $ in Thousands	Jun. 09, 2021	May 09, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of estimated fair value of the identifiable assets and liabilities [Abstract]
Cash and cash equivalents	$ 810	$ 307
Accounts receivable	1,031
Property and equipment	37
Right-of-use-assets	416		$ 987
Intangible assets	2,491
Total Assets	4,785	2,239	78,502	8,085
Accounts payable and accrued expenses	(745)	(3)	(606)	(905)
Lease liability	(501)		(319)
Total liabilities	(1,246)	(3)
Net identifiable assets	3,539	2,236
Goodwill arising on acquisition	1,370	1,017	2,455
Total cost of acquisition	4,909	3,253
Cash paid	4,327	2,022
Cash and cash equivalents acquired	810	307	$ 24,581	$ 7,581
Net cash outflow	3,517	$ 1,715
Equity contribution by shareholder	$ 582